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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

                        Read instructions at end of Form
                          before preparing Form. Please
                                 print or type.
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
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1.        Name and address of issuer:

                           Matrix/LMH Value Fund, Inc.
                            (formerly LMH Fund, Ltd.)
                           444 Madison Ave., Ste. 302
                               New York, NY 10022
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2.        Name of each series or class of funds for which this notice is filed:  N/A
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3.        Investment Company Act File Number:                 811-3758

          Securities Act File Number:                          2-84222
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4.        Last day of fiscal year for which this notice is filed:      06-30-97
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5.       Check box if this notice is being filed more than 180 days after the close the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:  N/A
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6.       Date of termination of issuer's declaration under rule 24f-2(a)(1), if Applicable
         (see Instruction A.6):                               N/A
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7.       Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the
         fiscal year.                                         0
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8.       Number and amount of securities registered during the fiscal year other than
         pursuant to rule 24f-2.                              0
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9.       Number and aggregate sale price of securities sold during the fiscal year:

                                    65,271                    $1,701,537
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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                    65,271                     $1,701,537
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11.      Number and aggregate sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                  (Included in Item 9 per Instruction B.7)
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12.      Calculations of registration fee:

         (i)      Aggregate sale price securities sold during
                  The fiscal year in reliance on rule 24f-2 (from
                  (Item 10):                                                      $1,701,537.00

         (ii)     Aggregate  price of shares issued in connection  with dividend reinvestment plans (from Item 11.
                  If applicable):                                      +                   0.00

         (iii)    Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):                         -1,336,436.00

         (iv)     Aggregate price of shares redeemed or repurchased
                  and previously applied as a reduction to filing fees
                  pursuant to rule 24e-2 (if applicable):              +                   0.00
                                                                          ---------------------

         (v)      Net aggregate price of securities sold and issued
                  during the fiscal year in reliance on rule 24f-2
                  [line (i), plus line (ii), less line
                  (iii), plus line (iv)] (if applicable):                           $365,101.00

         (vi)     Multiplier prescribed by Section 6(b) of the
                  securities Act of 1933 or other applicable law
                  or regulation (see (Instruction C.6):                               x  1/3300

         (vii)    Fee due (line (i) or line (v) multiplied by
                  Line (vi)):                                                           $110.64

Instruction:      Issuers should complete lines (ii), (iii), and (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.
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


13.      Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17
         CFR 202.3a).                   [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
         AUGUST 26, 1997
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                                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/      David A. Katz,
                                            David A. Katz, President and Treasurer

Date 08-26-97

*Please print the name and title of the signing officer below the signature.

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                    Shereff, Friedman, Hoffman & Goodman, LLP
                                919 Third Avenue
                            New York, New York 10022




August 26, 1997



Matrix/LMH Value Fund, Inc.
444 Madison Avenue, Ste 302
New York, NY 10022

Dear Sirs:

                  Matrix/LMH Value Fund, Inc. (the "Corporation"), a Maryland corporation, is filing with the Securities and Exchange Commission (the "Commission") a Rule 24f-2 Notice (the "Rule 24f-2 Notice") containing the information contained in paragraph (b)(1) of Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Rule"). The effect of the Rule 24f-2 Notice, when accompanied by the filing fee, if any, payable as prescribed by paragraph (c) of the Rule and by this opinion, will be to make definite in number the number of shares sold by the Corporation during the fiscal year ended June 30, 1997 in reliance upon the Rule (the "Rule 24f-2 Shares").

                  In recent years, we have furnished advice to the Corporation only when consulted by management with respect to a particular matter. In connection with the preparation of this opinion, we have examined copies, either certified or otherwise proven to our satisfaction to be genuine, of its Charter and By-laws, as currently in effect, and a certificate dated August 25, 1997, issued by the Department of Assessments and Taxation of the State of Maryland, certifying the existence and good standing of the Corporation. We have also reviewed the form of the Rule 24f-2 Notice being filed by the Corporation.

                  The Corporation has advised us that the Rule 24f-2 Shares were sold in the manner contemplated by the prospectus of the Corporation current at the time of sale, and that the Rule 24f-2 Shares were sold in numbers within the limits prescribed by the Corporation's Charter for a consideration not less than the par value thereof as required by the laws of Maryland and not less than the net asset value thereof as required by the Investment Company Act of 1940, as amended.

                  Based upon the foregoing, it is our opinion that:
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                  Matrix/LMH Value Fund, Inc.
August 26, 1997
Page 2


         1. The Corporation has been duly organized and is legally existing under the laws of the State of Maryland.

         2. The Corporation is authorized to issue thirty million (30,000,000) shares of capital stock. Under Maryland law (i) the Board of Directors of the Corporation may increase or decrease the number of shares that the Corporation has authority to issue, and (ii) shares which were issued and which have subsequently been redeemed by the Corporation are, by virtue of such redemption, restored to the status of authorized and unissued shares.

         3. The Rule 24f-2 Shares were legally issued and are fully paid and non-assessable.

                  We hereby consent to the filing of this opinion with the Commission together with the Rule 24f-2 Notice of the Corporation, and to the filing of this opinion under the securities laws of any state.

                  We are members of the Bar of the State of New York and do not hold ourselves out as being conversant with the laws of any jurisdiction other than those of the United States of America and the State of New York. We note that we are not licensed to practice law in the State of Maryland, and to the extent that any opinion herein involves the law of Maryland, such opinion should be understood to be based solely upon our review of the documents referred to above, the published statutes of the State of Maryland and, where applicable, published cases, rules or regulations of regulatory bodies of that State.


                                Very truly yours,

                                /s/ Shereff, Friedman, Hoffman & Goodman, LLP

                                Shereff, Friedman, Hoffman & Goodman, LLP